Issued Share Capital and Other Reserves - Summary of Other Reserves (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Currency translation
Currency translation, beginning balance	€ (15)	€ (7)	€ (4)
Currency translation	4	(6)	(3)
Gains reclassified to consolidated statement of operations	0	(2)	0
Currency translation, ending balance	(11)	(15)	(7)
Short term and long term investments
Gains/(losses) on fair value that may be subsequently reclassified to consolidated statement of operations	7	(2)	(2)
Cash flow hedges
Cash flow hedges, beginning balance	(1)	0	0
(Losses)/gains on fair value that may be subsequently reclassified to consolidated statement of operations	(7)	1	0
Losses/(gains) reclassified to revenue	10	(5)	0
(Gains)/losses reclassified to cost of revenue	(7)	3	0
Deferred tax	1	0	0
Cash flow hedges, ending balance	(4)	(1)	0
Share-based payments
Share-based payments, beginning balance	334	200	130
Share-based payments	127	88	67
Income tax impact associated with share-based payments	26	48	3
Issuance of share-based payments in conjunction with business combinations	13	0	0
Restricted stock units withheld for employee taxes	(6)	(2)	0
Share-based payments,ending balance	494	334	200
Other reserves, ending balance	924	875	177
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income
Short term and long term investments
Investments, beginning balance	(4)	(5)	(4)
Losses reclassified to consolidated statement of operations	0	2	1
Deferred tax	(2)	1	0
Investments, ending balance	1	(4)	(5)
Reserve of gains and losses from investments in equity instruments
Short term and long term investments
Investments, beginning balance	561	(11)	0
Gains/(losses) on fair value that may be subsequently reclassified to consolidated statement of operations	(149)	720	(11)
Investments, ending balance	444	561	(11)
Deferred tax	€ 32	€ (148)	€ 0